Post-Employment and Other Non-current Employee Benefits - Summary of Amounts Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Current service cost	$ 285	$ 190	$ 192
Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	285	190	192
Past service cost	10	43
Gain or Loss on Settlement or curtailment		(61)	(129)
Net Interest on the net Defined Benifit Liability	182	154	153
Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	567	585	462
Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	301	268
Past service cost	45	11
Gain or Loss on Settlement or curtailment	(66)
Net Interest on the net Defined Benifit Liability	307	278
Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	749	736
Actuarial assumption of discount rates [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	270	300
Past service cost	10	11
Net Interest on the net Defined Benifit Liability	180	185
Actuarial assumption of discount rates [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	571	609
Pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	2,677	2,005
Pension and retirement plans [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	241	145	142
Past service cost	10	43
Gain or Loss on Settlement or curtailment		(61)	(120)
Net Interest on the net Defined Benifit Liability	159	134	124
Pension and retirement plans [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	539	558	429
Pension and retirement plans [member] | Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	255	227
Past service cost	45	11
Gain or Loss on Settlement or curtailment	(66)
Net Interest on the net Defined Benifit Liability	275	249
Pension and retirement plans [member] | Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	711	692
Pension and retirement plans [member] | Actuarial assumption of discount rates [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	228	254
Past service cost	10	11
Net Interest on the net Defined Benifit Liability	157	162
Pension and retirement plans [member] | Actuarial assumption of discount rates [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	535	569
Seniority premium plan [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	44	45	45
Gain or Loss on Settlement or curtailment			(9)
Net Interest on the net Defined Benifit Liability	23	20	20
Seniority premium plan [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	28	27	33
Seniority premium plan [member] | Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	46	41
Net Interest on the net Defined Benifit Liability	32	29
Seniority premium plan [member] | Actuarial assumption of expected rates of salary increases [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	38	44
Seniority premium plan [member] | Actuarial assumption of discount rates [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost	42	46
Net Interest on the net Defined Benifit Liability	23	23
Seniority premium plan [member] | Actuarial assumption of discount rates [member] | Net benefit cost recognized in Consolidated Statements of Accumulated Other Comprehensive Income [member]
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ 36	$ 40
Post employment plan [member] | Net benefit cost recognized in the Consolidated Statements of Income [member]
Disclosure of defined benefit plans [line items]
Current service cost			5
Net Interest on the net Defined Benifit Liability			$ 9